Average Annual Total Returns	12 Months Ended	51 Months Ended				60 Months Ended	120 Months Ended	289 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees,expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%			(1.84%)	[1]	(0.33%)	1.35%
Lipper Core Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	(1.60%)				(0.07%)	1.40%
T. Rowe Price QM U.S. Bond Index Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	1.57%					(0.28%)	1.36%
Performance Inception Date								Nov. 30, 2000
T. Rowe Price QM U.S. Bond Index Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.10%)					(1.51%)	0.12%
T. Rowe Price QM U.S. Bond Index Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.92%					(0.69%)	0.52%
T. Rowe Price QM U.S. Bond Index Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	1.59%			(1.77%)
Performance Inception Date				Oct. 05, 2020
T. Rowe Price QM U.S. Bond Index Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	1.82%			(1.65%)
Performance Inception Date				Oct. 05, 2020

[1]	Return since 10/5/20.
[2]	Return since 9/30/20.